Components of Total Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Current tax	$ 38,148	$ 28,526	$ 22,231
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(7,900)	(10,473)	(10,430)
Provision for income taxes	30,248	18,053	11,801
Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	(2,404)	(1,651)	(1,274)
Currency impact on long term funding	178	87	356
Total	28,022	16,489	10,883
Ireland
Current:
Current tax	19,562	9,158	1,684
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(1,178)	1,914	(287)
Provision for income taxes	18,384	11,073	1,216
United States
Current:
Current tax	7,891	14,492	12,290
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(3,031)	(9,420)	(9,715)
Provision for income taxes	4,860	5,072	3,669
Other
Current:
Current tax	10,695	4,876	8,257
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(3,691)	(2,967)	(428)
Provision for income taxes	$ 4,149	$ 1,915	$ 3,618